HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2016
HOTEL OPERATING COSTS
Schedule of hotel operating costs

	Year Ended December 31,
	2014	2015	2016
Rents	1,543,651	1,804,532	1,870,879
Utilities	323,837	341,620	345,615
Personnel costs	788,973	919,555	1,088,380
Depreciation and amortization	558,833	645,058	676,996
Consumable, food and beverage	454,795	485,099	494,764
Others	207,938	316,283	455,539

Total	3,878,027	4,512,147	4,932,173